Selling and marketing expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ (559)	$ (1,662)	$ (1,029)	$ (3,272)
Selling and marketing expenses	(32,678)	(52,503)	(69,183)	(94,565)
Selling and Marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Advertising costs	(31,622)	(50,900)	(67,055)	(91,460)
Employee benefits expenses	(1,002)	(1,394)	(2,058)	(2,747)
Depreciation and amortization	(54)	(209)	(70)	(358)
Selling and marketing expenses	$ (32,678)	$ (52,503)	$ (69,183)	$ (94,565)